Condensed consolidating information on certain US subsidiaries - Disclosure of Condensed Cash Flow Statement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Condensed Financial Statements [Line Items]
Net cash provided by operating activities	$ 18,931	$ 10,691	$ 19,133
Net cash provided by (used in) investing activities	(14,077)	(14,753)	(17,300)
Net cash provided by (used in) financing activities	(3,296)	1,977	(4,535)
Currency translation differences relating to cash and cash equivalents	544	(820)	(672)
Increase (decrease) in cash and cash equivalents	2,102	(2,905)	(3,374)
Cash and cash equivalents at beginning of year	23,484	26,389	29,763
Cash and cash equivalents at end of year	25,586	23,484	26,389
Reportable Legal Entities | Issuer
Disclosure Of Condensed Financial Statements [Line Items]
Net cash provided by operating activities	227	699	925
Net cash provided by (used in) investing activities	(227)	(699)	(925)
Net cash provided by (used in) financing activities	0	0	0
Currency translation differences relating to cash and cash equivalents	0	0	0
Increase (decrease) in cash and cash equivalents	0	0	0
Cash and cash equivalents at beginning of year	0	0	0
Cash and cash equivalents at end of year	0	0	0
Reportable Legal Entities | Guarantor
Disclosure Of Condensed Financial Statements [Line Items]
Net cash provided by operating activities	6,456	4,661	6,628
Net cash provided by (used in) investing activities	0	0	0
Net cash provided by (used in) financing activities	(6,496)	(4,611)	(6,659)
Currency translation differences relating to cash and cash equivalents	0	0	0
Increase (decrease) in cash and cash equivalents	(40)	50	(31)
Cash and cash equivalents at beginning of year	50	0	31
Cash and cash equivalents at end of year	10	50	0
Reportable Legal Entities | Other subsidiaries
Disclosure Of Condensed Financial Statements [Line Items]
Net cash provided by operating activities	12,248	5,331	11,580
Net cash provided by (used in) investing activities	(13,850)	(14,054)	(16,375)
Net cash provided by (used in) financing activities	3,200	6,588	2,124
Currency translation differences relating to cash and cash equivalents	544	(820)	(672)
Increase (decrease) in cash and cash equivalents	2,142	(2,955)	(3,343)
Cash and cash equivalents at beginning of year	23,434	26,389	29,732
Cash and cash equivalents at end of year	$ 25,576	$ 23,434	$ 26,389